Commitments	12 Months Ended
Nov. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments
Ship Commitments
At November 30, 2016, including ship construction contracts entered into through January 19, 2017, we had 19 ships under contract for construction. The estimated total future commitments, including the contract prices with the shipyards, design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items, are $1.4 billion in 2017, $2.6 billion in 2018, $3.4 billion in 2019, $3.3 billion in 2020, $2.4 billion in 2021 and $1.6 billion in 2022.
Operating Leases, Port Facilities and Other Commitments
Rent expense under our operating leases, primarily for office and warehouse space, was $67 million in 2016, $70 million in 2015 and $63 million in 2014.
At November 30, 2016, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other non-cancelable contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2017	2018	2019	2020	2021	Thereafter	Total
Operating leases	$47	$42	$38	$36	$30	$198	$391
Port facilities and other	228	195	117	108	102	875	1,625
	$275	$237	$155	$144	$132	$1,073	$2,016